Basis of preparation - Disclosure Of Change In Accounting Policy Impact On Notes Consolidated Statements Of Cash Flows Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Decrease in restricted deposits – excluded cash and cash equivalents	₩ 18,309,172	₩ 36,948,828	₩ 33,139,123
Change in Accounting Policy [Member]
Disclosure of voluntary change in accounting policy [line items]
Decrease in restricted deposits – excluded cash and cash equivalents	₩ 10,140,259	₩ 11,019,558	₩ 17,896,418